Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Senior Credit Facility	$16,829	$16,809
PPP loan	10,000	10,000
Convertible Notes	112,436	106,443
Debt, non-current	$139,265	$133,252
Senior Credit Facility
In May 2019, the Company entered into a Loan, Guaranty and Security Agreement for a senior secured asset-based lending facility (“Senior Credit Facility”) with borrowing capacity up to $75.0 million. The commitment under the Senior Credit Facility is available to the Company on a revolving basis through the earlier of May 2024 or 91 days prior to the stated maturity of any subordinated debt in aggregate amount of $7.5 million or more. The maximum availability under the Senior Credit Facility is based on certain specified percentages of eligible accounts receivable and inventory, subject to certain reserves, to be determined in accordance with the Senior Credit Facility. The commitment under the Senior Credit Facility includes a $10.0 million letter of credit sub-line. Subject to certain conditions, the commitment may be increased by $50.0 million upon approval by the lender, and at the Company’s option, the commitment can be reduced to $25.0 million or terminated upon at least 15 days written notice.
The Senior Credit Facility is secured by a security interest in substantially all of the Company’s assets except for intellectual property and other restricted property.
Borrowings under the Senior Credit Facility bear interest at per annum rates equal to, at the Company’s option, either (i) the base rate plus an applicable margin for base rate loan, or (ii) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loan. The base rate is calculated as the greater of (a) the Lender prime rate, (b) the federal funds rate plus 0.5%, and (c) one-month LIBOR plus 1.0%. The applicable margin is calculated based on a pricing grid linked to quarterly average excess availability (as a percentage of borrowing capacity). For base rate loans, the applicable margin ranges from 0.0% to 1.5%, and for LIBOR Loans, it ranges from 1.5% to 3.0%. The Senior Credit Facility contains certain customary non-financial covenants. In addition, the Senior Credit Facility requires the Company to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00 during such times as a covenant trigger event shall exist.
The outstanding balance under the Senior Credit Facility was $17.1 million as of March 31, 2021 and December 31, 2020, with a maturity date in May 2024. The interest rate was 2.73% and 3.09% per annum as of March 31, 2021 and December 31, 2020, respectively.
Small Business Administration Loan
In May 2020, the Company received Small Business Administration (“SBA”) loan proceeds of $10.0 million from Town Center Bank pursuant to the Paycheck Protection Program (“the PPP loan”) under the “Coronavirus Aid, Relief and Economic Security (CARES) Act”. The PPP loan was in the form of a note and matures on May 6, 2022. As of March 31, 2021, the interest rate is 1.0% per annum and payable monthly commencing in October 2021. All or a portion of the PPP loan may be forgiven by the SBA upon application with supporting documentation of expenditures in accordance with SBA requirements, which include employees being kept on the payroll for eight weeks after the date of the loan and the proceeds being used for payroll, rent, mortgage interest, or utilities.
Convertible Notes
In August 2020, the Company entered into a Note Purchase Agreement for Secured Convertible Promissory Notes (“Convertible Notes”). The Convertible Notes have an aggregate principal amount of $200.0 million with a cash interest of 5.0% per annum payable at each quarter end and a paid-in-kind interest of 4.5% per annum payable by increasing the principal balance at each quarter end. The Convertible Notes will mature in August 2025, and the Company may not make prepayment unless approved by the required holders of the Convertible Notes.
At or after an underwritten initial public offering in which the Company receives gross proceeds of not less than $100 million (“QIPO”), or at the time of a merger, acquisition or other combination between the Company and a publicly-traded special purpose acquisition company (“SPAC transaction”), the holders may elect to convert the Convertible Notes into shares of common stock.
At the next bona fide equity financing following the Note Purchase Agreement, or 36 months after the date of the Note Purchase Agreement if no such equity financing shall have occurred (a “Qualified Financing”), the holders may elect to convert the Convertible Notes into shares of the most senior series of the Company’s preferred stock.
The conversion price will be an amount equal to:
i)if the conversion stock is being issued at or following a QIPO, the QIPO price per share multiplied by the Discount Coefficient (as defined in the Convertible Notes), which is initially equal to 90% and will decrease by 2.75% every 6 months following the first anniversary of the closing date of the Convertible Notes, in effect on the date of QIPO (the “QIPO Conversion Price”); or
ii)if the conversion stock is being issued following a Qualified Financing, 75% of the lowest per share cash purchase price of the common stock or preferred stock sold by the Company in the Qualified Financing; or
iii)if the conversion stock is being issued following a SPAC transaction, 75% of the SPAC Transaction Price Per Share (as defined in the Note Purchase Agreement) (the “SPAC Conversion Price”).
The Convertible Notes will automatically be converted into common stock at any time after the expiration of the lock-up period of a QIPO or SPAC transaction, if the following conditions are met:
•if the QIPO price per share equals or exceeds $6.9075, then upon the volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days exceeds 150% of the QIPO Conversion Price; or if the QIPO price per share is lower than $6.9075, then upon the volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days exceeds 150% of an amount equal to $6.9075 multiplied by the Discount Coefficient at the time of the QIPO.
•if the SPAC Transaction Price Per Share equals or exceeds $6.9075, then upon the volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days commencing after the six month anniversary of the closing of the SPAC transaction exceeding 150% of the SPAC Conversion Price; or if the SPAC Transaction Price Per Share is lower than $6.9075, then upon volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days commencing after the six month anniversary of the closing of the SPAC transaction and over which the Conversion Stock would be freely tradable exceeding 175% of an amount equal to $6.9075 multiplied by 75%.
Each of the Convertible Notes shall rank equally without preference or priority of any kind over one another, but senior in all rights, privileges and preferences to all other shares of the Company’s capital stock and all other securities of the Company that are convertible into or exercisable for the Company’s capital stock directly or indirectly.
Prior to the maturity date or prior to the payment or conversion of the entire balance of the Convertible Notes, in the event of a liquidation or sale of the Company, the Company shall pay to the holders of Convertible Notes the greater of (i) 150% of the principal balance of the Convertible Notes or (ii) the consideration that the holders would have received had the holders elected to convert the Convertible Notes into preferred stock immediately prior to such liquidation event.
The Convertible Notes do not entitle the holders to any voting rights or other rights as a stockholder of the Company, unless and until the Convertible Notes are actually converted into shares of the Company’s capital stock in accordance with their terms.
The Note Purchase Agreement contains certain customary non-financial covenants. In addition, the Note Purchase Agreement requires the Company to maintain liquidity at quarter end of not less than the greater of (i) $75.0 million and (ii) four times of cash burn for the three-month period then ended.
In connection with the issuance of the Convertible Notes, the Company issued warrants to the holders of Convertible Notes to purchase 5.1 million shares of Company stock at an exercise price of $0.01 per share. The stock issuable upon exercise of the warrants shall be (1) common stock, or (2) in the event that a QIPO has not occurred within five years of the Note Purchase Agreement or in the event of a liquidation or sale of the Company, the most senior series of the Company’s convertible preferred stock (or in the event that the Company is consolidated or merges with one or more other corporations, the stock that the holder of the warrant would have been entitled to receive if holder would have exercised the warrant prior to such event). The warrants are exercisable for 7 years, and will be automatically exercised in the event of a change of control transaction or the expiration of the warrants.
The warrants are freestanding financial instruments and classified as liability due to the possibility that they can become exercisable into convertible preferred stock. The warrant liability of $29.0 million is initially measured at fair value on its issuance date and recorded as a debt discount, and will be amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The warrant liability will be remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations.
The embedded features are composed of conversion options that have the economic characteristics of a contingent early redemption feature settled in a variable number of shares of Company stock. These conversion options are bifurcated and accounted for separately from the host debt instrument. The derivative liability of $68.5 million was initially measured at fair value on the issuance date of the Convertible Notes and recorded as a debt discount and will be amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The derivative liability will be remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations.
Issuance costs of $5.1 million were also recorded as debt discount and will be amortized during the term of the Convertible Notes to interest expense using the effective interest method. The amortization expense of debt discount and issuance costs was $3.7 million for the three months ended March 31, 2021.
The Convertible Notes will mature in August 2025 or will be settled by issuing equity stock, and accordingly are classified as a non-current liability on our balance sheets. As of March 31, 2021, the Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

Principal	$200,000
PIK interest	5,758
Total principal	205,758
Less debt discount and issuance costs	(93,322)
Total Convertible Notes	$112,436
As of March 31, 2021, the contractual future principal repayments of the total debt were as follows (in thousands):

2022	$10,000
2024	17,073
2025 (1)	205,758
Total debt	$232,831
__________________
(1)Including PIK interest added to principal balance through March 31, 2021.
Certain Convertible Notes holders with original principal of $46.5 million elected to convert their Convertible Notes at the Closing of the Merger on June 14, 2021. See Note 13, Merger Transaction and Note 14, Subsequent Events.
Debt
Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2020	2019
Hercules Credit Facility	$—	$9,640
Senior Credit Facility	16,809	14,934
PPP loan	10,000	—
Convertible Notes	106,443	—
Total Debt, non-current	$133,252	$24,574
Loan and Security Agreement
The Company entered into a loan and security agreement with Hercules Capital, Inc. (“Hercules Credit Facility”) in 2015, and amendments in 2016 and 2017. In May 2019, the Company entered into an amendment to the Hercules Credit Facility to repay $20.0 million in principal, and extend the maturity date of the remaining $10.0 million outstanding principal to May 2021. The interest rate was composed of a cash interest rate of the greater of 10.55% or 10.55% plus the prime rate minus 5.5% and a PIK interest rate of 1.75% per annum. The loan had an interest only period through its maturity date. The $2.3 million end-of-term charge under the Amended Hercules Credit Facility was paid on June 1, 2019. The $0.8 million accrued PIK interest under the existing Hercules Credit Facility and $0.2 million prepayment penalty were paid at the closing of the amendment. As of December 31, 2019, the outstanding balance under the Hercules Credit Facility was $10.0 million, and the cash interest rate was 10.55% per annum.
In connection with entering into the Hercules Credit Facility in 2015, the Company issued to Hercules a warrant to purchase 397,932 shares of Series 4 convertible preferred stock. The Company determined the fair value of the convertible preferred stock warrant shares was $0.3 million, which was recorded as a debt discount and a convertible preferred stock warrant liability, as discussed further in Note 8. In connection with the first amendment, the Company issued to Hercules an additional warrant to purchase 79,587 shares of Series 4 convertible preferred stock. The Company determined the fair value of the convertible preferred stock warrant was $0.1 million, which was recorded as a debt discount and a convertible preferred stock warrant liability, as discussed further in Note 8. In connection with the Amended Hercules Credit Facility in 2019, the Company issued to Hercules a warrant to purchase 36,630 shares of common stock warrants. The Company determined the fair value of the common stock warrant was $0.1 million, which was recorded as a debt discount and classified as equity in additional paid-in capital. The warrant is exercisable for 10 years, and will automatically exercise upon the initial public offering.
The end-of-term charge was accreted to accrued interest using the effective-interest method from the funding date to its payment due date. As of December 31, 2019, the accrued PIK interest balance was $0.1 million.
The balance of debt issuance costs and discounts was $0.4 million as of December 31, 2019. The debt issuance cost and debt discounts were amortized to interest expense over the terms of the Hercules Credit Facility using the effective interest method. The amortization of debt issuance cost and debt discounts to interest expense was $0.2 million, $0.3 million and $0.2 million for 2020, 2019 and 2018, respectively.
The Company’s obligations under the Hercules Credit Facility were secured by a security interest and amended to a second security interest under the Amended Hercules Credit Facility on substantially all the Company’s assets except for intellectual property and other restricted property.
In August 2020, the Company made the repayment in full of its obligations of $10.3 million under the Hercules Credit Facility, as amended, including principal and accrued interest. The Hercules Credit Facility was terminated upon payoff and the remaining unamortized debt issuance cost and debt discounts of $0.2 million were recorded to interest expense.
Senior Credit Facility
In May 2019, the Company entered into a Loan, Guaranty and Security Agreement for a senior secured asset-based lending facility (“Senior Credit Facility”) with borrowing capacity up to $75.0 million. The commitment under the Senior Credit Facility is available to the Company on a revolving basis through the earlier of May 2024 or 91 days prior to the stated maturity of any subordinated debt in aggregate amount of $7.5 million or more. The maximum availability under the Senior Credit Facility is based on certain specified percentages of eligible accounts receivable and inventory, subject to certain reserves, to be determined in accordance with the Senior Credit Facility. The commitment under the Senior Credit Facility includes a $10.0 million letter of credit sub-line. Subject to certain conditions, the commitment may be increased by $50.0 million upon approval by the lender, and at the Company’s option, the commitment can be reduced to $25.0 million or terminated upon at least 15 days written notice.
The Senior Credit Facility is secured by a security interest in substantially all of the Company’s assets except for intellectual property and other restricted property.
Borrowings under the Senior Credit Facility bear interest at per annum rates equal to, at the Company’s option, either (i) the base rate plus an applicable margin for base rate loan, or (ii) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loan. The base rate is calculated as the greater of (a) the Lender prime rate, (b) the federal funds rate plus 0.5%, and (c) one-month LIBOR plus 1.0%. The applicable margin is calculated based on a pricing grid linked to quarterly average excess availability (as a percentage of borrowing capacity). For base rate loans, the applicable margin ranges from 0.0% to 1.5%, and for LIBOR Loans, it ranges from 1.5% to 3.0%. The Senior Credit Facility contains certain customary non-financial covenants. In addition, the Senior Credit Facility requires the Company to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00 during such times as a covenant trigger event shall exist.
As of December 31, 2020 and 2019, the outstanding balance under the Senior Credit Facility was $17.1 million and $15.3 million, respectively, with maturity of May 2024. The Company incurred approximately $0.4 million debt issuance costs under this facility, and will amortize these costs to interest expense over the borrowing term. The interest rate was 3.09% and 4.89% per annum as of December 31, 2020 and 2019, respectively.
Small Business Administration Loan
In May 2020, the Company received Small Business Administration (“SBA”) loan proceeds of $10.0 million from Town Center Bank pursuant to the Paycheck Protection Program (“the PPP loan”) under the “Coronavirus Aid, Relief and Economic Security (CARES) Act”. The PPP loan was in the form of a note and matures on May 6, 2022. The interest rate is 1.00% per annum and payable monthly commencing in December 2020. All or a portion of the PPP loan may be forgiven by the SBA upon application with supporting documentation of expenditures in accordance with SBA requirements, which include employees being kept on the payroll for eight weeks after the date of the loan and the proceeds being used for payroll, rent, mortgage interest, or utilities.
Convertible Notes
In August 2020, the Company entered into a Note Purchase Agreement for Secured Convertible Promissory Notes (“Convertible Notes”). The Convertible Notes have an aggregate principal amount of $200.0 million, with a cash interest of 5.0% per annum payable at each quarter end and a paid-in-kind interest of 4.5% per annum payable by increasing the principal balance at each quarter end. The Convertible Notes will mature in August 2025, and the Company may not make prepayment unless approved by the required holders of the Convertible Notes.
At or after an underwritten initial public offering in which the Company receives gross proceeds of not less than $100 million (“QIPO”), or at the time of a merger, acquisition or other combination between the Company and a publicly-traded special purpose acquisition company (“SPAC transaction”), the holders may elect to convert the Convertible Notes into shares of common stock.
At the next bona fide equity financing following the Note Purchase Agreement, or 36 months after the date of the Note Purchase Agreement if no such equity financing shall have occurred (a “Qualified Financing”), the holders may elect to convert the Convertible Notes into shares of the most senior series of the Company’s preferred stock.
The conversion price will be an amount equal to:
i)if the conversion stock is being issued at or following a QIPO, the QIPO price per share multiplied by the Discount Coefficient (as defined in the Convertible Notes), which is initially equal to 90% and will decrease by 2.75% every 6 months following the first anniversary of the closing date of the Convertible Notes, in effect on the date of QIPO (the “QIPO Conversion Price”); or
ii)if the conversion stock is being issued following a Qualified Financing, 75% of the lowest per share cash purchase price of the common stock or preferred stock sold by the Company in the Qualified Financing; or
iii)if the conversion stock is being issued following a SPAC transaction, 75% of the SPAC Transaction Price Per Share (as defined in the Note Purchase Agreement) (the “SPAC Conversion Price”).
The Convertible Notes will automatically be converted into common stock at any time after the expiration of the lock-up period of a QIPO or SPAC transaction, if the following conditions are met:
•if the QIPO price per share equals or exceeds $6.9075, then upon the volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days exceeds 150% of the QIPO Conversion Price; or if the QIPO price per share is lower than $6.9075, then upon the volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days exceeds 150% of an amount equal to $6.9075 multiplied by the Discount Coefficient at the time of the QIPO.
•if the SPAC Transaction Price Per Share equals or exceeds $6.9075, then upon the volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days commencing after the six month anniversary of the closing of the SPAC transaction exceeding 150% of the SPAC Conversion Price; or if the SPAC Transaction Price Per Share is lower than $6.9075, then upon volume-weighted average price of the Company’s publicly-traded common stock over a period of 20 consecutive trading days commencing after the six month anniversary of the closing of the SPAC transaction and over which the Conversion Stock would be freely tradable exceeding 175% of an amount equal to $6.9075 multiplied by 75%.
Each of the Convertible Notes shall rank equally without preference or priority of any kind over one another, but senior in all rights, privileges and preferences to all other shares of the Company’s capital stock and all other securities of the Company that are convertible into or exercisable for the Company’s capital stock directly or indirectly.
Prior to the maturity date or prior to the payment or conversion of the entire balance of the Convertible Notes, in the event of a liquidation or sale of the Company, the Company shall pay to the holders of Convertible Notes the greater of (i) 150% of the principal balance of the Convertible Notes or (ii) the consideration that the holders would have received had the holders elected to convert the Convertible Notes into preferred stock immediately prior to such liquidation event.
The Convertible Notes do not entitle the holders to any voting rights or other rights as a stockholder of the Company, unless and until the Convertible Notes are actually converted into shares of the Company’s capital stock in accordance with their terms.
The Note Purchase Agreement contains certain customary non-financial covenants. In addition, the Note Purchase Agreement requires the Company to maintain liquidity at quarter end of not less than the greater of (i) $75.0 million and (ii) four times of cash burn for the three-month period then ended.
In connection with the issuance of the Convertible Notes, the Company issued warrants to the holders of Convertible Notes to purchase 5.1 million shares of Company stock at an exercise price of $0.01 per share. The stock issuable upon exercise of the warrants shall be (1) common stock, or (2) in the event that a QIPO has not occurred within five years of the Note Purchase Agreement or in the event of a liquidation or sale of the Company, the most senior series of the Company’s convertible preferred stock (or in the event that the Company is consolidated or merges with one or more other corporations, the stock that the holder of the warrant would have been entitled to receive if holder would have exercised the warrant prior to such event). The warrants are exercisable for 7 years, and will be automatically exercised in the event of a change of control transaction or the expiration of the warrants.
The warrants are freestanding financial instruments and classified as liability due to the possibility that they can become exercisable into convertible preferred stock. The warrant liability of $29.0 million is initially measured at fair value on its issuance date and recorded as a debt discount, and will be amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The warrant liability will be remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations.
The embedded features are composed of conversion options that have the economic characteristics of a contingent early redemption feature settled in a variable number of shares of Company stock. These conversion options are bifurcated and accounted for separately from the host debt instrument. The derivative liability of $68.5 million was initially measured at fair value on the issuance date of the Convertible Notes and recorded as a debt discount and will be amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The derivative liability will be remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations.
The issuance costs of $5.1 million were recorded as debt discount and will be amortized during the term of the Convertible Notes to interest expense using the effective interest method. The amortization expense of debt discount and issuance costs was $5.6 million for the year ended December 31, 2020.
The Convertible Notes will mature in August 2025 or will be settled by issuing equity stock, and accordingly are classified as a non-current liability on the Company’s balance sheets. As of December 31, 2020, the Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

Principal	$200,000
PIK interest	3,501
Total principal	203,501
Less debt discount and issuance costs	(97,058)
Total Convertible Notes	$106,443
As of December 31, 2020, the contractual future principal repayments of the total debt were as follows (in thousands):

2022	$10,000
2024	17,074
2025(1)	203,501
Total	$230,575
__________________
(1)Including PIK interest added to principal balance through December 31, 2020.
The Company was in compliance with all of the covenants contained in the Senior Credit Facility and Convertible Notes as of December 31, 2020.